SEGMENT (Tables)	12 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SCHEDULE OF REVENUES BY PRODUCT CATEGORIES

The summary of total revenue by products and services categories consisted of the following:

	For the Years Ended June 30,
Product and services category	2026	2025	2024
Product
Traditional pet products	$9,655,071	$8,647,605	$9,020,839
Intelligent pet products	4,058,888	6,298,625	4,384,631
Climbing hooks and others	2,170,284	5,761,477	1,355,016
Total revenue from products	15,884,243	20,707,707	14,760,486

Service
Dyeing services	-	-	87,416
Total revenue from services	-	-	87,416
Total	$15,884,243	$20,707,707	$14,847,902

SCHEDULE OF REVENUES BY GEOGRAPHIC INFORMATION

Geographic information about the revenue, which is classified based on customers, is set out as follows:

	For the Years Ended June 30,
Geographic location	2026	2025	2024
Sales to international markets	$10,871,457	$13,621,337	$10,063,227
Sales to China domestic markets	5,012,786	7,086,370	4,784,675
Total	$15,884,243	$20,707,707	$14,847,902